Asset Held for Sale and Discontinued Operations - Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Asset held for sale and discontinued operations [Line Items]
Carrying value of investment held for sale	₺ 1,294,938	₺ 1,222,757
Fintur [member]
Asset held for sale and discontinued operations [Line Items]
Carrying value of investment held for sale	₺ 1,294,938	₺ 1,222,757